INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAXES [Abstract]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed expected tax expense/(benefit) at PRC statutory rates		(2,422,822)	12,661,855	6,880,143
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense		80,137	(247,081)	(4,502,392)
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates		(11,564,098)	264,341	(104,396)
Expired net operating loss carry forwards		49,255	135,631	1,030,521
Effect of differing tax rates in different jurisdictions inside PRC		1,274,237	(8,355,753)	(6,397,170)
Effect of differing tax rates in jurisdictions outside PRC		(2,067,506)	7,508,369	9,837,757
Prior year tax return true up		(1,810,759)	(1,802,466)	55,634
Non deductible entertainment expenses		170,020	137,064	113,613
Non deductible allowance for doubtful accounts		294,435	397,702	73,374
Others		(19,173)	46,086	(94,919)
Income tax expense	$ (2,570,789)	(16,016,274)	10,745,748	6,892,165